Grupo Santander - Reorganization of insurance business (Details) - EUR (€) € in Millions	Jul. 10, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 15, 2020	Dec. 31, 2019	Jun. 25, 2019	Jan. 21, 2019
Disclosure of detailed information about business combination [line items]
Associated entities		€ 5,833	€ 6,130		€ 7,447
Liability due at termination of agreement				€ 859
Percentage of business acquired by first counterparty	51.00%
Consideration transferred, acquisition-date fair value			711
Goodwill			€ 271
Percentage of business acquired by second counterparty							50.01%
Aegon
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	€ 557
Mapfre
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest not held by entity	51.00%
Consideration transferred, acquisition-date fair value						€ 82
Allianz Group
Disclosure of detailed information about business combination [line items]
Associated entities					€ 409
Allianz Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				60.00%	40.00%